Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassifications to net income		$ (6,855)	$ 6,189	$ 8,003
Activity for the period		60,617	6,159	(402,502)
Reclassifications to non-controlling interest		(24,022)
Cumulative Effect, Period of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance				2,863
Unrealized gain/(loss) on available for sale debt securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 34,395	6,159	0	402,502
Reclassifications to net income	(8,197)	(10,921)	0	0
Activity for the period	2,712	60,617	6,159	(402,502)
Reclassifications to non-controlling interest		(24,022)
Reclassifications from non-controlling interest	542	2,562
Ending balance	29,452	34,395	6,159	0
Unrealized gain/(loss) on available for sale debt securities | Cumulative Effect, Period of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance				0
Unrealized gain/(loss) on equity securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	0	0	(2,863)
Reclassifications to net income		0	0	0
Activity for the period		0	0	0
Reclassifications to non-controlling interest		0
Reclassifications from non-controlling interest		0
Ending balance		0	0	0
Unrealized gain/(loss) on equity securities | Cumulative Effect, Period of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance				2,863
Unrealized gain/(loss) on interest rate swaps
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	(4,066)	(10,255)	(18,258)
Reclassifications to net income		4,066	6,189	8,003
Activity for the period		0	0	0
Reclassifications to non-controlling interest		0
Reclassifications from non-controlling interest		0
Ending balance		0	(4,066)	(10,255)
Unrealized gain/(loss) on interest rate swaps | Cumulative Effect, Period of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance				0
AOCI Attributable to Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 34,395	2,093	(10,255)	381,381
Reclassifications from non-controlling interest		2,562
Ending balance		$ 34,395	$ 2,093	$ (10,255)